Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 10,048	$ 9,984
Derivatives held for trading, Fair value liabilities	(8,313)	(8,045)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,947	4,145
Derivatives held for trading, Fair value liabilities	(2,942)	(3,036)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,160	1,230
Derivatives held for trading, Fair value liabilities	(979)	(1,026)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	857	846
Derivatives held for trading, Fair value liabilities	(625)	(765)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	697	714
Derivatives held for trading, Fair value liabilities	(505)	(478)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	561	545
Derivatives held for trading, Fair value liabilities	(416)	(438)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,826	2,504
Derivatives held for trading, Fair value liabilities	(2,846)	(2,302)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	10,048	9,984
Derivative assets held for trading, before netting	12,067	12,708
Less: netting by counterparty	(2,019)	(2,724)
Derivatives held for trading, Fair value liabilities	(8,313)	(8,045)
Derivative financial liabilities held for trading, before netting	(10,332)	(10,769)
Less: netting by counterparty	2,019	2,724
Net fair value	1,735	1,939
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	81	74
Derivatives held for trading, Fair value liabilities	(86)	(65)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,588	7,169
Derivatives held for trading, Fair value liabilities	(4,905)	(6,272)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6,398	5,465
Derivatives held for trading, Fair value liabilities	(5,341)	(4,432)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,947	4,145
Derivative assets held for trading, before netting	4,129	6,186
Less: netting by counterparty	(1,182)	(2,041)
Derivatives held for trading, Fair value liabilities	(2,942)	(3,036)
Derivative financial liabilities held for trading, before netting	(4,124)	(5,077)
Less: netting by counterparty	1,182	2,041
Net fair value	5	1,109
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	48	63
Derivatives held for trading, Fair value liabilities	(55)	(49)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,342	5,344
Derivatives held for trading, Fair value liabilities	(3,577)	(4,522)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	739	779
Derivatives held for trading, Fair value liabilities	(492)	(506)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,160	1,230
Derivative assets held for trading, before netting	1,413	1,521
Less: netting by counterparty	(253)	(291)
Derivatives held for trading, Fair value liabilities	(979)	(1,026)
Derivative financial liabilities held for trading, before netting	(1,232)	(1,317)
Less: netting by counterparty	253	291
Net fair value	181	204
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	9	6
Derivatives held for trading, Fair value liabilities	(9)	(8)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	858	1,014
Derivatives held for trading, Fair value liabilities	(809)	(932)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	546	501
Derivatives held for trading, Fair value liabilities	(414)	(377)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	857	846
Derivative assets held for trading, before netting	934	926
Less: netting by counterparty	(77)	(80)
Derivatives held for trading, Fair value liabilities	(625)	(765)
Derivative financial liabilities held for trading, before netting	(702)	(845)
Less: netting by counterparty	77	80
Net fair value	232	81
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	15	2
Derivatives held for trading, Fair value liabilities	(13)	(4)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	367	439
Derivatives held for trading, Fair value liabilities	(263)	(458)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	552	485
Derivatives held for trading, Fair value liabilities	(426)	(383)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	697	714
Derivative assets held for trading, before netting	735	750
Less: netting by counterparty	(38)	(36)
Derivatives held for trading, Fair value liabilities	(505)	(478)
Derivative financial liabilities held for trading, before netting	(543)	(514)
Less: netting by counterparty	38	36
Net fair value	192	236
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3	0
Derivatives held for trading, Fair value liabilities	(3)	(1)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	212	210
Derivatives held for trading, Fair value liabilities	(136)	(146)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	520	540
Derivatives held for trading, Fair value liabilities	(404)	(367)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	561	545
Derivative assets held for trading, before netting	598	574
Less: netting by counterparty	(37)	(29)
Derivatives held for trading, Fair value liabilities	(416)	(438)
Derivative financial liabilities held for trading, before netting	(453)	(467)
Less: netting by counterparty	37	29
Net fair value	145	107
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5	2
Derivatives held for trading, Fair value liabilities	(5)	(2)
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	100	120
Derivatives held for trading, Fair value liabilities	(41)	(113)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	493	452
Derivatives held for trading, Fair value liabilities	(407)	(352)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,826	2,504
Derivative assets held for trading, before netting	4,258	2,751
Less: netting by counterparty	(432)	(247)
Derivatives held for trading, Fair value liabilities	(2,846)	(2,302)
Derivative financial liabilities held for trading, before netting	(3,278)	(2,549)
Less: netting by counterparty	432	247
Net fair value	980	202
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1	1
Derivatives held for trading, Fair value liabilities	(1)	(1)
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	709	42
Derivatives held for trading, Fair value liabilities	(79)	(101)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,548	2,708
Derivatives held for trading, Fair value liabilities	$ (3,198)	$ (2,447)